Consolidated Statements of Changes in Shareholders' (Deficiency) Equity - USD ($) $ in Thousands		Share Capital [Member]	Pre-funded Warrants [Member]	Other Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2016		$ 213,980		$ 88,590	$ (298,059)	$ 1,701	$ 6,212
Balance, shares at Dec. 31, 2016	[1]	12,917,995
Statement Line Items [Line Items]
Net income (loss)					(16,796)		(16,796)
Other comprehensive loss: Foreign currency translation adjustments						(1,430)	(1,430)
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan (note 18)					694		694
Comprehensive income (loss)					(16,102)	(1,430)	(17,532)
Share issuances pursuant to the exercise of pre-funded warrants		$ 977					977
Share issuances pursuant to the exercise of pre-funded warrants, shares	[1]	301,343
Share issuances in connection with "at-the-market" drawdowns (note 19)		$ 7,378					7,378
Share issuances in connection with "at-the-market" drawdowns (note 19), shares	[1]	3,221,422
Share-based compensation costs				182			182
Balance at Dec. 31, 2017		$ 222,335		88,772	(314,161)	271	(2,783)
Balance, shares at Dec. 31, 2017	[1]	16,440,760
Statement Line Items [Line Items]
Net income (loss)					4,187		4,187
Other comprehensive loss: Foreign currency translation adjustments						(260)	(260)
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan (note 18)					193		193
Comprehensive income (loss)					4,380	(260)	4,120
Share-based compensation costs				570			570
Balance at Dec. 31, 2018		$ 222,335		89,342	(309,781)	11	1,907
Balance, shares at Dec. 31, 2018	[1]	16,440,760
Statement Line Items [Line Items]
Net income (loss)					(6,042)		(6,042)
Other comprehensive loss: Foreign currency translation adjustments						83	83
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan (note 18)					(1,068)		(1,068)
Comprehensive income (loss)					(7,110)	83	(7,027)
Share-based compensation costs				793			793
Share issuance from the exercise of warrants, stock options and deferred share units		$ 906		(329)			577
Share issuance from the exercise of warrants, stock options and deferred share units, shares	[1]	228,750
Issuance of common shares and warrants, net (notes 17 and 19)		$ 1,287					1,287
Issuance of common shares and warrants, net, shares (notes 17 and 19)	[1]	3,325,000
Balance at Dec. 31, 2019		$ 224,528		$ 89,806	$ (316,891)	$ 94	$ (2,463)
Balance, shares at Dec. 31, 2019		19,994,510

[1]	Issued and paid in full.